Drinker Biddle & Reath LLP

191 North Wacker Drive, Suite 3700

Chicago, IL 60606

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

September 27, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	RiverNorth Funds (the “Trust”)

Preliminary Proxy Statement

(File Nos. 333-136185 and 811-21934)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement and Notice of Special Meeting of Shareholders (together, the “Proxy Materials”) for the RiverNorth/Oaktree High Income Fund (the “Fund”), a series of the Trust. These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Fund to be held on November 1, 2019 for the purpose of (i) approving a new sub-advisory agreement among the Trust, on behalf of the Fund, RiverNorth Capital Management, LLC (the “Adviser”) and Oaktree Capital Management, L.P.; (ii) authorizing the Adviser to enter into and materially amend sub-advisory agreements in the future with affiliated or unaffiliated sub-advisers, with the approval of the Board of Trustees of the Trust, but without obtaining shareholder approval, in accordance with exemptive relief that the Adviser intends to seek from the Securities and Exchange Commission; and (iii) to transact such other business as may properly come before the meeting or any adjournment thereof.

Please do not hesitate to contact me at (312) 569-1107 if you have any comments or questions.

Sincerely,

/s/ David L. Williams
David L. Williams